Income Tax - Valuation allowance (Details) ¥ in Thousands, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021 CNY (¥)	Mar. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Changes in valuation allowance
Balance at the beginning of the year	¥ 9,604	$ 1,472	¥ 0	¥ 19,851	¥ 14,999
Additions			9,604		10,875
Reversals				(19,851)	(6,023)
Balance at the end of the year			¥ 9,604	¥ 0	¥ 19,851
Extended statute of limitation for underpayment of taxes due to computational errors (in years)	10 years	10 years
Underpayment of taxes amount limit crossing upon which extended period of limitation is invoked(in RMB)	¥ 100